ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Foreign exchange rates [abstract]
Spot rate at year end	14.27	17.32	14.07
Average rate for the financial year	15.40	15.66	14.18
Name of parent entity	Sibanye Stillwater Limited
Percentage of ownership interest in DRD Gold group, held by Sibanye Gold Limited	50.10%